Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 14, 2013
Registrant Name	dei_EntityRegistrantName	PRINCIPAL VARIABLE CONTRACTS FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000012601
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 14, 2013
Document Effective Date	dei_DocumentEffectiveDate	Jun. 14, 2013
Prospectus Date	rr_ProspectusDate	May 01, 2013
PVC Contract Funds Prospectus
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000898745_SupplementTextBlock
Supplement dated June 14, 2013
to the Prospectus for Principal Variable Contracts Funds, Inc.
dated May 1, 2013

(as supplemented on May 9, 2013)
(Not all Accounts are offered in all variable annuity and variable life contracts.)
This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

ACCOUNT SUMMARIES

PVC Contract Funds Prospectus | Strategic Asset Management Flexible Income Portfolio Account
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Strategic Asset Management ("SAM") Flexible Income Portfolio
Strategy [Heading]	rr_StrategyHeading	Under the Principal Investment Strategies heading, delete the first bullet point and substitute:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Generally invests between 55% and 95% of its assets in fixed-income funds, and less than 40% in any one fixed-income fund (fixed-income funds that generally invest in fixed income instruments such as real estate securities, mortgage-backed securities, government and government-sponsored securities, corporate bonds and preferred securities)

Risk [Heading]	rr_RiskHeading	Under the Principal Risks heading, before the Risk of Being an Underlying Fund risk, add the following:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.

PVC Contract Funds Prospectus | Strategic Asset Management Conservative Balanced Portfoilio Account
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Strategic Asset Management ("SAM") Conservative Balanced Portfolio
Strategy [Heading]	rr_StrategyHeading	Under the Principal Investment Strategies heading, delete the first bullet point and substitute:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Generally invests between 40% and 80% of its assets in fixed-income funds, and less than 40% in any one fixed-income fund (fixed-income funds that generally invest in fixed income instruments such as real estate securities, mortgage-backed securities, government and government-sponsored securities, and corporate bonds)

Risk [Heading]	rr_RiskHeading	Under the Principal Risks heading, before the Risk of Being an Underlying Fund risk, add the following:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Real Estate Securities Risk. Real estate securities are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. Investing in securities of companies in the real estate industry, subjects a fund to the special risks associated with the real estate market including factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.

PVC Contract Funds Prospectus | Strategic Asset Management Balanced Portfolio Account
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Strategic Asset Management ("SAM") Balanced Portfolio
Strategy [Heading]	rr_StrategyHeading	Under the Principal Investment Strategies heading, delete the first bullet point and substitute:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Generally invests between 20% and 60% of its assets in fixed-income funds, and less than 40% in any one fixed-income fund (fixed-income funds that generally invest in fixed income instruments such as real estate securities, mortgage-backed securities, government and government-sponsored securities, and corporate bonds)